Earnings Per Share - Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net loss attributable to MIC	$ (2,468)	$ (2,740)	$ (4,765)	$ (4,893)	$ (11,119)	$ (14,064)
Undistributed Earnings (Loss) Allocated to Participating Securities, Basic	$ 0	$ 0	$ 0	$ 0	$ (11,119)	$ (14,064)
Basic weighted average shares of Common Stock outstanding (in shares)	7,762,375	7,762,375	7,762,375	7,762,375	7,762,375	7,741,192
Basic (in dollars per share)	$ (0.32)	$ (0.35)	$ (0.61)	$ (0.63)	$ (1.43)	$ (1.82)
Dilutive weighted average shares of Common Stock outstanding (in shares)	7,762,375	7,762,375	7,762,375	7,762,375	7,762,375	7,741,192
Dilutive (in dollars per share)	$ (0.32)	$ (0.35)	$ (0.61)	$ (0.63)	$ (1.43)	$ (1.82)